Convertible Debt Disclosure	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Notes
Convertible Debt Disclosure	Note 6 - Convertible Debt

Fife, Typenex and Iliad

In December 2012, the Company entered into a $325,000 convertible note with Fife consisting of three tranches to be drawn down with the first tranche totaling $125,000, including $25,000 in loan costs and additional two tranches totaling $200,000. The note bears a 5% annual interest rate and matures eighteen months from the date of issuance. The note is convertible into shares of the Company’s common stock based on 70% of the average of the three lowest closing prices of the common stock for the proceeding 15 consecutive trading days immediately prior to the conversion. During 2013, the conversion price was fixed at $0.005 per share. As of December 31, 2012, the Company only drew down the first tranche totaling $125,000. On February 11, 2013, April 5, 2013, April 23, 2013, and July 1, 2013, the Company drew down an additional $250,000.

On June 5, 2014, the Company, Fife, Typenex and Iliad Research and Trading, LLP (“Iliad”) entered into an Assignment and Assumption Agreement and Note Purchase Agreement (the “Note Purchase Agreement”) whereby Iliad acquired all of Fife’s and Typenex’s right, title, obligations and interest in, to and arising under the Company Notes (as defined in the Note Purchase Agreement) and the Note Purchase Documents (as defined in the Note Purchase Agreement).

On October 17, 2014, the Company entered into a financing arrangement with Iliad to provi0de additional financing in the amount of up to $450,000 through the issuance of a Secured Convertible Promissory Note (the “Note”). The Company agreed to cover Iliad’s legal, accounting and other related fees in the amount of $5,000, which is included in the principal balance of the Note. The Note will accrue interest at the rate of 8% per annum until the Note is paid in full. Monies are to be drawn in eight tranches with the initial tranche in the amount of $105,000, and the remaining balance of $350,000 in seven tranches of $50,000 each. The Company drew down the initial tranche on October 17, 2014. The Note has a maturity date of July 17, 2016. The Company continues to negotiate with the lender.

Beginning six months after October 17, 2014 and on the same day each month thereafter, the Company shall make an installment payment, based upon the unpaid balance. At the option of the Company, payments may be made in cash or by converting the installment amount into shares of the Company’s common stock. The conversion price is equal to the lesser of (i) $0.0005 per share and (ii) 67.5% of the average of the three lowest closing bid prices in the 15 trading days immediately preceding the conversion. The Company has the right to prepay the Note at 135% of the outstanding balance at the time of prepayment. During the three months ended March 31, 2020, there were no conversions. The outstanding balances at March 31, 2020 and December 31, 2019 were $7,123 and $7,123, respectively with accrued interest of $201 and $54 at March 31, 2020 and December 31, 2019, respectively.

During the year ended December 31, 2014, the Company drew down an additional $314,703. During the three months ended March 31, 2020, there were no conversions. The outstanding balances at March 31, 2020 and December 31, 2019 were $329,175 and $329,175 respectively, with accrued interest of $151,101 and $141,487 at March 31, 2020 and December 31, 2019, respectively.

111 Recovery Corp. and Vis Vires Group, Inc.

On May 31, 2019, the Vis Vires Group, Inc. (“Vis Vires”) entered into an assignment agreement with 111 Recovery Corp. wherein Vis Vires assigned all of its rights, title and interests in, to and under the convertible notes (discussed below) to 111 Recovery Corp. from the inception of the notes, together with unpaid accrued interest on the convertible notes. The Company acknowledged and approved this assignment.

On March 11, 2015, the Company entered into an 8% convertible note in the amount of $38,000 with Vis Vires Group, Inc. The principal and accrued interest is payable on or before November 6, 2015. At the option of the Company, but not before nine months from the date of issuance, the holder may elect to convert all or part of the convertible into the Company’s common stock. The note is convertible into shares of the Company’s common stock at a price equal to 60% of the average of the three lowest trading prices during the 10 days prior to the date of conversion or $0.00009, whichever is greater. During the three months ended March 31, 2020, principal of $23,100 was converted into 1,160,804 shares of common stock. The Company is currently in default, and interest accrues at the default interest rate of 22%. The outstanding balance at March 31, 2020 and December 31, 2019 was $14,900 and $38,000, respectively, with accrued interest of $17,589 and $20,411 at March 31, 2020 and December 31, 2019, respectively. The Company is currently negotiating an extension to this note.

On April 30, 2015, the Company entered into an 8% convertible note in the amount of $33,000 with Vis Vires. The principal and accrued interest is payable on or before November 6, 2015. At the option of the Company, but not before nine months from the date of issuance, the holder may elect to convert all or part of the convertible into the Company’s common stock. The note is convertible into shares of the Company’s common stock at a price equal to 60% of the average of the three lowest trading prices during the 10 days prior to the date of conversion or $0.00009, whichever is greater. During the nine months ended March 31, 2020, there were no conversions. The Company is currently in default, and interest accrues at the default interest rate of 22%. The outstanding balance at March 31, 2020 and December 31, 2019 was $33,000 with accrued interest of $30,344 and $31,953 at March 31, 2020 and December 31, 2019, respectively. The Company is currently negotiating an extension to this note.

Sims Investment Holdings, Inc.

During 2018, the Company received $125,000 in the form of a note payable. On July 1, 2019 (“Maturity Date”), the amount was converted into a 10% convertible promissory note. The principal and accrued interest from the original notes payable become due on July 1, 2019. The note accrues interest on the unpaid principal balance at the rate of 10% per annum from the date hereof (the “Issue Date”) until the same becomes due and payable, whether at maturity or upon acceleration or by prepayment or otherwise.  Any amount of principal or interest on this Note which is not paid when due shall bear interest at the rate of 10% per annum from the due date until paid (“Default Interest”). Interest shall be computed on the basis of a 365 day year and the actual number of days elapsed. The note is convertible into shares of the Company’s common stock, at the option of the holder. The conversion price shall be $0.01 per common share. There were no conversions during the three months ended March 31, 2020. The Company is currently in default, and interest accrues at the default interest rate of 10%. The outstanding balances at March 31, 2020 and December 31, 2019 was $125,000 and $125,000, respectively, with accrued interest of $12,674 and $9,514 at March 31, 2020 and December 31, 2019, respectively.

Auctus Funds, LLC.

On November 6, 2019, the Company entered into a 12% convertible promissory note in the amount of $125,000 with Auctus Fund, LLC. The principal and accrued interest is payable on or before August 20, 2020 and interest accrues at the rate of 12% per annum. Interest shall be computed on the basis of a 365 day year and the actual number of days elapsed. Any amount of principal or interest on this note which is not paid when due shall bear interest at the rate of the lesser of (i) twenty-four percent (24%) per annum and (ii) the maximum amount permitted under law from the due date thereof until the same is paid (the “Default Interest”).  The Holder shall have the right from time to time to convert all or any part of the outstanding and unpaid principal, interest, penalties, and all other amounts under this note into fully paid and non-assessable shares of common stock.

The conversion price shall equal the lesser of: (i) the lowest trading price during the previous twenty-five (25) trading day period ending on the latest complete trading day prior to the date of this Note, and (ii) the variable conversion which shall mean 60% multiplied by the lowest trading price for the common stock during the twenty-five (25) trading day period ending on the latest complete trading day prior to the conversion date.  Furthermore, the conversion price may be adjusted downward if, within three (3) business days of the transmittal of the notice of conversion to the Borrower or Borrower’s transfer agent, the Common Stock has a closing bid which is 5% or lower than that set forth in the Notice of Conversion.

During the three months ended March 31, 2020, there were no conversions. The outstanding balances at March 31, 2020 and December 31, 2019 were $125,000 and $125,000, respectively, with accrued interest of $6,083 and $9,514 at March 31, 2020 and December 31, 2019, respectively.

Crown Bridge Partners Inc.

On October 29, 2019, the Company entered into a 10% convertible promissory note in the amount of $100,000 with Crown Bridge Partners, LLC. This Note carries a prorated original issue discount of up to $8,000.00 to cover the Holder’s accounting fees, due diligence fees, monitoring, and/or other transactional costs incurred in connection with the purchase and sale of the note, which is included in the principal balance of this note. The holder paid $23,000 for the first tranche ($25,000 less $2,000 discount). The maturity date for each tranche funded shall be twelve (12) months from the effective date of each payment as well as any accrued and unpaid interest and other fees. Interest accrues at the rate of 10% per annum, and shall be computed on the basis of a 365 day year and the actual number of days elapsed. Any amount of principal or interest on this note which is not paid when due shall bear interest at the rate the of lesser of (i) 15% per annum and (ii) the maximum amount permitted under law from the due date thereof until the same is paid (the “Default Interest”). The Holder shall have the right from time to time to convert all or any part of the outstanding and unpaid principal, interest, penalties, and all other amounts under this note into fully paid and non-assessable shares of common stock.

The conversion price shall mean 60% multiplied by the lowest trading price (representing a discount rate of 40%) during the previous twenty-five (25) trading day period ending on the latest complete trading day prior to the date of this note. The conversion price shall be subject to a floor price of $0.000035.

During the three months ended March 31, 2020, there were no conversions. The outstanding balances at March 31, 2020 and December 31, 2019 were $25,000 and $25,000, respectively, with accrued interest of $1,069 and $438 at March 31, 2020 and December 31, 2019, respectively.

Fidelis Capital, LLC.

On November 5, 2019, the Company entered into a 10% convertible promissory note in the amount of $30,000 with Fidelity Capital, LLC. The principal and accrued interest is payable on or before November 5, 2020 and interest accrues at the rate of 10% per annum. If the borrower fails to pay the default amount within five (5) business days of written notice that such amount is due and payable, then the holder shall have the right at any time (and so long and to the extent that there are sufficient authorized shares), to require the borrower, upon written notice, to immediately issue, in lieu of the default amount, the number of shares of common stock of the borrower equal to the default amount divided by the conversion price then in effect.

The Holder shall have the right from time to time to convert all or any part of the outstanding and unpaid principal, interest, penalties, and all other amounts under this note into fully paid and non-assessable shares of common stock. The conversion price shall mean a price which is a 40% discount to the lowest trading price in the fifteen (15) days prior to the day that the Holder requests conversion.

During the three months ended March 31, 2020, there were no conversions. The outstanding balances at March 31, 2020 and December 31, 2019 were $30,000 and $30,000, respectively, with accrued interest of $1,225 and $467 at March 31, 2020 and December 31, 2019, respectively.

As of March 31, 2020 and December 31, 2019, total convertible debt was $562,495 and $532,616, respectively, net of debt discount of $126,703 and $179,682 at March 31, 2020 and December 31, 2019, respectively. Total accrued interest was $220,286 and $206,234 March 31, 2020 and December 31, 2019, respectively.

Note 7. Convertible Debt

Fife, Typenex and Iliad

In December 2012, the Company entered into a $325,000 convertible note with Fife consisting of three tranches to be drawn down with the first tranche totaling $125,000, including $25,000 in loan costs and additional two tranches totaling $200,000. The note bears a 5% annual interest rate and matures eighteen months from the date of issuance. The note is convertible into shares of the Company’s common stock based on 70% of the average of the three lowest closing prices of the common stock for the proceeding 15 consecutive trading days immediately prior to the conversion. During 2013, the conversion price was fixed at $0.005 per share. As of December 31, 2012, the Company only drew down the first tranche totaling $125,000. On February 11, 2013, April 5, 2013, April 23, 2013, and July 1, 2013, the Company drew down an additional $250,000.

On June 5, 2014, the Company, Fife, Typenex and Iliad Research and Trading, LLP (“Iliad”) entered into an Assignment and Assumption Agreement and Note Purchase Agreement (the “Note Purchase Agreement”) whereby Iliad acquired all of Fife’s and Typenex’s right, title, obligations and interest in, to and arising under the Company Notes (as defined in the Note Purchase Agreement) and the Note Purchase Documents (as defined in the Note Purchase Agreement).

On October 17, 2014, the Company entered into a financing arrangement with Iliad to provide additional financing in the amount of up to $450,000 through the issuance of a Secured Convertible Promissory Note (the “Note”). The Company agreed to cover Iliad’s legal, accounting and other related fees in the amount of $5,000, which is included in the principal balance of the Note. The Note will accrue interest at the rate of 8% per annum until the Note is paid in full. Monies are to be drawn in eight tranches with the initial tranche in the amount of $105,000, and the remaining balance of $350,000 in seven tranches of $50,000 each. The Company drew down the initial tranche on October 17, 2014. The Note has a maturity date of July 17, 2016.

Beginning six months after October 17, 2014 and on the same day each month thereafter, the Company shall make an installment payment, based upon the unpaid balance. At the option of the Company, payments may be made in cash or by converting the installment amount into shares of the Company’s common stock. The conversion price is equal to the lesser of (i) $0.0005 per share and (ii) 67.5% of the average of the three lowest closing bid prices in the 15 trading days immediately preceding the conversion. The Company has the right to prepay the Note at 135% of the outstanding balance at the time of prepayment. During the year ended December 31, 2019, principal of $12,270 and accrued interest of $3,048 ($15,138) was converted into 1,750,000 shares of common stock. During the year ended December 31, 2018, principal of $14,733 and accrued interest of $907 ($15,640)was converted into 23,000 shares of common stock. The outstanding balances at December 31, 2019 and December 31, 2018 were $7,123 and $19,393, respectively with accrued interest of $54 and $1,457 at December 31, 2019 and December 31, 2018, respectively.

During the year ended December 31, 2014, the Company drew down an additional $314,703. During the years ended December 31, 2019 and 2018, there were no conversions. The outstanding balances at December 31, 2019 and December 31, 2018 were $329,175 and $329,175 respectively, with accrued interest of $141,487 and $104,823 at December 31, 2019 and December 31, 2018, respectively.

111 Recovery Corp.

On March 11, 2015, the Company entered into an 8% convertible note in the amount of $38,000 with Vis Vires Group, subsequently assigned to 111 Recovery Group. The principal and accrued interest is payable on or before November 6, 2015. At the option of the Company, but not before six months from the date of issuance, the holder may elect to convert all or part of the convertible into the Company’s common stock. The note is convertible into shares of the Company’s common stock at a price equal to 60% of the average of the three lowest trading prices during the 10 days prior to the date of conversion or $0.00009, whichever is greater. There were no conversions during the year ended December 31, 2019.  During the year ended December 31, 2018, accrued interest of $16,800 was converted into 18,667 shares of common stock. The Company is currently in default, and interest accrues at the default interest rate of 22%.  The outstanding balances at December 31, 2019 and 2018 were $38,000 and $38,000, respectively, with accrued interest of $20,411 and $9,520 at December 31, 2019 and December 31, 2018, respectively. The Company is currently negotiating an extension to this note.

On April 30, 2015, the Company entered into an 8% convertible note in the amount of $33,000 with Vis Vires, subsequently assigned to 111 Recovery Group. The principal and accrued interest is payable on or before November 6, 2015. At the option of the Company, but not before six months from the date of issuance, the holder may elect to convert all or part of the convertible into the Company’s common stock. The note is convertible into shares of the Company’s common stock at a price equal to 60% of the average of the three lowest trading prices during the 10 days prior to the date of conversion or $0.00009, whichever is greater. There were no conversions during the years ended December 31, 2019 and 2018. The Company is currently in default, and interest accrues at the default interest rate of 22%. The outstanding balance at December 31, 2019 and 2018 were $33,000 with accrued interest of $31,953 and $9,644 at December 31, 2019 and 2018, respectively. The Company is currently negotiating an extension to this note.

Sims Investment Holdings, Inc.

During 2018, the Company received $125,000 in the form of a note payable. On July 1, 2019 (“Maturity Date”), the amount was converted into a 10% convertible promissory note. The principal and accrued interest from the original notes payable become due on July 1, 2019. The note accrues interest on the unpaid principal balance at the rate of 10% per annum from the date hereof (the “Issue Date”) until the same becomes due and payable, whether at maturity or upon acceleration or by prepayment or otherwise. Any amount of principal or interest on this Note which is not paid when due shall bear interest at the rate of 10% per annum from the due date until paid (“Default Interest”). Interest shall be computed on the basis of a 365 day year and the actual number of days elapsed. The note is convertible into shares of the Company’s common stock, at the option of the holder. The conversion price shall be $0.01 per common share. There were no conversions during the year ended December 31, 2019. The Company is currently in default, and interest accrues at the default interest rate of 10%.  The outstanding balance at December 31, 2019 was $125,000 with accrued interest of $9,514 at December 31, 2019.

Auctus Funds, LLC.

On November 6, 2019, the Company entered into a 12% convertible promissory note in the amount of $125,000 with Auctus Fund, LLC. The principal and accrued interest is payable on or before August 20, 2020 and interest accrues at the rate of 12% per annum. Interest shall be computed on the basis of a 365 day year and the actual number of days elapsed. Any amount of principal or interest on this note which is not paid when due shall bear interest at the rate of the lesser of (i) twenty-four percent (24%) per annum and (ii) the maximum amount permitted under law from the due date thereof until the same is paid (the “Default Interest”).  The Holder shall have the right from time to time to convert all or any part of the outstanding and unpaid principal, interest, penalties, and all other amounts under this note into fully paid and non-assessable shares of common stock.

The conversion price shall equal the lesser of: (i) the lowest trading price during the previous twenty-five (25) trading day period ending on the latest complete trading day prior to the date of this Note, and (ii) the variable conversion which shall mean 60% multiplied by the lowest trading price for the common stock during the twenty-five (25) trading day period ending on the latest complete trading day prior to the conversion date.  Furthermore, the conversion price may be adjusted downward if, within three (3) business days of the transmittal of the notice of conversion to the Borrower or Borrower’s transfer agent, the Common Stock has a closing bid which is 5% or lower than that set forth in the Notice of Conversion.

Crown Bridge Partners Inc.

On October 29, 2019, the Company entered into a 10% convertible promissory note in the amount of $100,000 with Crown Bridge Partners, LLC. This Note carries a prorated original issue discount of up to $8,000.00 to cover the Holder’s accounting fees, due diligence fees, monitoring, and/or other transactional costs incurred in connection with the purchase and sale of the note, which is included in the principal balance of this note. The holder paid $23,000 for the first tranche ($25,000 less $2,000 discount). The maturity date for each tranche funded shall be twelve (12) months from the effective date of each payment as well as any accrued and unpaid interest and other fees. Interest accrues at the rate of 10% per annum, and shall be computed on the basis of a 365 day year and the actual number of days elapsed. Any amount of principal or interest on this note which is not paid when due shall bear interest at the rate the of lesser of (i) 15% per annum and (ii) the maximum amount permitted under law from the due date thereof until the same is paid (the “Default Interest”). The Holder shall have the right from time to time to convert all or any part of the outstanding and unpaid principal, interest, penalties, and all other amounts under this note into fully paid and non-assessable shares of common stock.

The conversion price shall mean 60% multiplied by the lowest trading price (representing a discount rate of 40%) during the previous twenty-five (25) trading day period ending on the latest complete trading day prior to the date of this note. The conversion price shall be subject to a floor price of $0.000035.

Fidelis Capital, LLC.

On November 5, 2019, the Company entered into a 10% convertible promissory note in the amount of $30,000 with Fidelity Capital, LLC. The principal and accrued interest is payable on or before November 5, 2020 and interest accrues at the rate of 10% per annum. If the borrower fails to pay the default amount within five (5) business days of written notice that such amount is due and payable, then the holder shall have the right at any time (and so long and to the extent that there are sufficient authorized shares), to require the borrower, upon written notice, to immediately issue, in lieu of the default amount, the number of shares of common stock of the borrower equal to the default amount divided by the conversion price then in effect.

The Holder shall have the right from time to time to convert all or any part of the outstanding and unpaid principal, interest, penalties, and all other amounts under this note into fully paid and non-assessable shares of common stock.

The conversion price shall mean a price which is a 40% discount to the lowest trading price in the fifteen (15) days prior to the day that the Holder requests conversion.

As of December 31, 2019 and December 31, 2018, total convertible debt was $532,616 and $419,568, respectively, net of debt discount of $179,682 and $-0-, respectively.